Condensed Financial Information of the Company - CONDENSED STATEMENT OF FINANCIAL POSITION (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment, net	$ 74,919	$ 74,742
Right-of-use asset	10,493	9,192	$ 12,902
Investments in associates	11,992	1,911
Other financial assets at amortized cost	61,090	3,764
Current assets
Other financial assets at fair value through profit or loss	4,884	12,792
Other financial assets at amortized cost	83,142	53,905
Other receivables	145,549	57,800
Cash and cash equivalents	369,848	385,265	375,783		$ 281,031
Total assets	3,541,976	3,835,788
EQUITY
Share capital	163,223	163,223	163,223
Share premium	183,430	183,430	183,430
Treasury shares	(4,322)	(4,600)	(4,772)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(482,852)	(251,145)
Legal reserves	3,676	1,081	1,081
Other reserves	(1,313,888)	(1,314,025)
Retained earnings	438,775	201,193
Total equity	803,909	862,369	773,608	$ 805,286
Non-current liabilities
Deferred tax liabilities	137,315	232,458
Lease liabilities	10,294	5,531
Current liabilities
Borrowings	199,688	178,016
Other liabilities	345,864	357,078
Lease liabilities	3,687	3,278
Trade payables	112,768	124,102
Total liabilities	2,738,067	2,973,419
Total equity and liabilities	3,541,976	3,835,788
Parent | Reportable legal entities
Non-current assets
Property, plant and equipment, net	12	15
Right-of-use asset	270	56
Investments in subsidiaries	746,199	738,851
Investments in associates	10,264
Other financial assets at amortized cost	3,920
Current assets
Other financial assets at fair value through profit or loss	2,200
Other financial assets at amortized cost	31
Other receivables	202	133
Cash and cash equivalents	1,325	1,220	$ 1,614	$ 2,166
Total assets	764,423	740,275
EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,322)	(4,600)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(482,852)	(251,145)
Legal reserves	3,676	1,081
Other reserves	(1,343,094)	(1,343,219)
Retained earnings	467,981	230,387
Total equity	724,980	716,095
Non-current liabilities
Deferred tax liabilities	3,648	1,230
Lease liabilities	229	17
Current liabilities
Borrowings	33,413	20,354
Other liabilities	1,773	2,024
Lease liabilities	49	36
Trade payables	331	519
Total liabilities	39,443	24,180
Total equity and liabilities	$ 764,423	$ 740,275